STOCKHOLDERS' EQUITY (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
STOCKHOLDERS' EQUITY
16.  STOCKHOLDERS’ EQUITY

Common Stock

Pursuant to the terms and conditions of the Merger on February 4, 2011 (see Note 1 and 2) each share of AirTouch, Inc.’s common stock issued and outstanding immediately prior to the closing of the Merger was exchanged for the right to receive 1.19883186 shares of AirTouch Communications, Inc. common stock.  An aggregate of 7,500,000 shares of AirTouch Communications, Inc. common stock were issued to the holders of AirTouch, Inc.’s common stock and represents approximately 87% of the outstanding shares of AirTouch Communications, Inc.  Additionally, 1,083,333 shares of common stock held by stockholders of AirTouch Communications, Inc. prior to the Merger remain outstanding. These 1,083,333 shares constitute the “public float” and are the only shares of registered common stock and accordingly are the only shares available for resale without further registration or an exemption therefrom.

During 2011, the Company sold 6,000,000 shares of common stock together with 6,000,000 warrants for $12,000,000 to various parties less $1,336,920 of issuance costs.

During the three months ended September 30, 2011, the Company issued 161,743 shares of common stock to certain investors when the Company failed to file the registration statement by an agreed upon date.

On September 15, 2011, the Company issued 47,500 shares, and recorded a noncash charge of $85,975, for financial services provided related to raising equity.

On July 27, 2011, the Company converted 8,714,111 of outstanding warrants into 1,958,777 shares of common stock at a conversion rate of 10% to 30%.

On July 1, 2011, the Company cancelled 125,000 shares of common stock originally restricted for marketing purposes.

On April 28, 2011, notes in the amount of $5,506,428 including interest were converted into 2,753,214 shares of common stock.   See Note 9.

On February 4, 2011, the Company converted 179,825 of outstanding warrants into an equal number of shares of common stock.

In February 2011, Brightpoint, Inc. purchased the remaining 205,463 shares under the Agreement for $250,001.  At September 30, 2011, Brightpoint, Inc. owned 4,533,768 shares of the Company’s common stock based on the conversion pursuant to the Merger on February 4, 2011.

During 2010, the Company entered into certain agreements (“Agreements”) with Brightpoint, Inc.  The Agreements appoints Brightpoint, Inc. as the master distributor for all of the Company’s products.  The exclusivity or non-exclusivity of the appointment is determined on a territory by territory basis.  The Agreements also provided for the sale of 787,186 shares of the Company’s common stock to Brightpoint, Inc. for $1,500,000, after which the parties agreed to an additional 100,000 shares for the same consideration.

On July 26, 2010 Brightpoint, Inc. purchased 266,320 shares for $500,000.  On October 1, 2010, Brightpoint, Inc. purchased an additional 266,320 shares for $500,000.  On December 7, 2010, Brightpoint, Inc. purchased 183,160 shares for $250,000.

During 2010, the Company sold 774,557 shares of common stock for $1,400,056 to various parties.

During 2010, the Company cancelled 71,430 shares of common stock from two shareholders after using best efforts to make contact with them.

During 2010, related party notes in the amount of $231,562 were cancelled in exchange for 475,063 shares of common stock.

During 2010, $500,000 of convertible notes payable and $20,913 of accrued interest was converted into 289,643 shares of the Company’s common stock with various note holders.

As of September 30, 2011, the Company had 13,770,665 warrants outstanding with exercise prices ranging from $2 to $3.  Below is summary of the warrant activities for the nine month period ended September 30, 2011:

Balance, December 31, 2010	2,985,000
Granted	19,499,776
Exchanged	(8,714,111)
Balance, September 30, 2011	13,770,665